UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00126

                 ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
-------                                              ----------   --------------
COMMON STOCKS-96.4%
Finance-24.8%
Banking - Money Center-3.4%
J.P. Morgan Chase & Co.                               5,382,700   $  189,148,078
Wachovia Corp.                                          661,300       33,316,294
                                                                  --------------
                                                                     222,464,372
                                                                  --------------
Banking - Regional-2.8%
Bank of America Corp.*                                2,800,000      122,080,000
North Fork Bancorporation, Inc.                       2,300,000       62,997,000
                                                                  --------------
                                                                     185,077,000
                                                                  --------------
Brokerage & Money Management-2.7%
Merrill Lynch & Co., Inc.*                            1,464,900       86,106,822
Morgan Stanley                                          850,000       45,092,500
The Goldman Sachs Group, Inc.                           436,100       46,872,028
                                                                  --------------
                                                                     178,071,350
                                                                  --------------
Insurance-8.6%
ACE, Ltd. (Bermuda)                                   2,819,800      130,302,958
American International Group, Inc.                    5,300,000      319,060,000
Axis Capital Holdings, Ltd. (Bermuda)                 2,650,000       76,320,000
MetLife, Inc.*                                          900,000       44,226,000
                                                                  --------------
                                                                     569,908,958
                                                                  --------------
Mortgage Banking-2.9%
Fannie Mae                                            3,479,100      194,342,526
                                                                  --------------
Miscellaneous-4.4%
Citigroup, Inc.                                       6,620,300      287,983,050
                                                                  --------------
                                                                   1,637,847,256
                                                                  --------------
Consumer Services-13.2%
Broadcasting & Cable-9.5%
Comcast Corp. Cl.A(a)                                 2,450,000       75,288,500
News Corp. Cl.A                                       7,745,400      126,869,652
Time Warner, Inc.(a)                                 11,000,000      187,220,000
Univision Communications, Inc. Cl.A(a)                  200,000        5,656,000
Viacom, Inc. Cl.B                                     5,350,000      179,171,500
Westwood One, Inc.*                                   2,700,000       54,999,000
                                                                  --------------
                                                                     629,204,652
                                                                  --------------
Entertainment & Leisure-0.3%
Royal Caribbean Cruises, Ltd.*                          350,000       15,907,500
                                                                  --------------

Retail - General Merchandise-3.4%
Home Depot, Inc.                                      4,250,000      184,917,500
Lowe's Cos., Inc.                                       625,000       41,387,500
                                                                  --------------
                                                                     226,305,000
                                                                  --------------
                                                                     871,417,152
                                                                  --------------
Consumer Staples-9.3%
Cosmetics-2.4%
Avon Products, Inc.                                   4,500,000      147,195,000
The Estee Lauder Cos., Inc. Cl.A                        275,000       10,763,500
                                                                  --------------
                                                                     157,958,500
                                                                  --------------
Household Products-2.6%
Colgate-Palmolive Co.                                   850,000       44,999,000
The Procter & Gamble Co.*                             2,300,000      127,949,000
                                                                  --------------
                                                                     172,948,000
                                                                  --------------
Tobacco-3.5%
Altria Group, Inc.                                    2,679,100      179,392,536
Loews Corp. - Carolina Group*                         1,400,000       54,502,000
                                                                  --------------
                                                                     233,894,536
                                                                  --------------
Miscellaneous-0.8%
Fortune Brands, Inc.*                                   563,400       53,269,470
                                                                  --------------
                                                                     618,070,506
                                                                  --------------
Energy-9.2%
Domestic Producers-1.7%
Noble Energy, Inc.*                                   1,375,000      113,451,250
                                                                  --------------
International-2.6%
BP Plc (ADR) (United Kingdom)                           800,000       52,704,000
Exxon Mobil Corp.                                     2,000,000      117,500,000
                                                                  --------------
                                                                     170,204,000
                                                                  --------------
Oil Services-3.1%
Baker Hughes, Inc.*                                     991,200       56,042,448
EnCana Corp (Canada)*                                    96,400        3,986,140
Marathon Oil Corp.                                      543,400       31,712,824
Nabors Industries, Ltd. (Barbados)(a)                   967,000       63,290,150
Schlumberger, Ltd. (Netherlands)*                       550,000       46,057,000
                                                                  --------------
                                                                     201,088,562
                                                                  --------------
Miscellaneous-1.8%
ConocoPhillips*                                       1,924,700      120,466,973
                                                                  --------------
                                                                     605,210,785
                                                                  --------------
Health Care-8.6%
Biotechnology-0.2%
Applera Corp. - Applied Biosystems Group                700,000       14,574,000
                                                                  --------------

Drugs-2.0%
Eli Lilly & Co.                                       1,000,000       56,320,000
Forest Laboratories, Inc.(a)*                           700,000       27,944,000
Pfizer, Inc.                                          1,767,500       46,838,750
                                                                  --------------
                                                                     131,102,750
                                                                  --------------
Medical Products-2.4%
Boston Scientific Corp.(a)*                           5,350,000      154,882,500
                                                                  --------------
Medical Services-4.0%
Health Management Associates, Inc. Cl.A*              2,022,800       48,142,640
UnitedHealth Group, Inc.                                850,000       44,455,000
WellPoint, Inc.(a)                                    2,461,500      174,126,510
                                                                  --------------
                                                                     266,724,150
                                                                  --------------
                                                                     567,283,400
                                                                  --------------
Technology-8.4%
Communication Equipment-1.0%
QUALCOMM, Inc.                                        1,700,200       67,140,898
                                                                  --------------
Computer Services-1.6%
Fiserv, Inc.(a)*                                      2,389,000      105,999,930
                                                                  --------------
Semi-Conductor Components-0.4%
Texas Instruments, Inc.                                 822,400       26,119,424
                                                                  --------------
Software-5.4%
Microsoft Corp.                                       9,882,500      253,090,825
Oracle Corp.(a)                                       4,750,000       64,505,000
Symantec Corp.(a)                                     1,884,200       41,395,874
                                                                  --------------
                                                                     358,991,699
                                                                  --------------
                                                                     558,251,951
                                                                  --------------
Capital Goods-8.3%
Electrical Equipment-1.5%
Emerson Electric Co.                                  1,201,000       79,025,800
Johnson Controls, Inc.                                  400,000       22,976,000
                                                                  --------------
                                                                     102,001,800
                                                                  --------------
Machinery-0.3%
Ingersoll-Rand Co. Cl.A (Bermuda)                       228,300       17,846,211
                                                                  --------------
Miscellaneous-6.5%
General Electric Co.                                  9,150,000      315,675,000
United Technologies Corp.                             2,224,900      112,802,430
                                                                  --------------
                                                                     428,477,430
                                                                  --------------
                                                                     548,325,441
                                                                  --------------
Utilities-6.8%
Electric & Gas Utility-2.0%
Entergy Corp.                                           550,000       42,867,000
FirstEnergy Corp.                                       537,800       26,771,684
PPL Corp.*                                              650,000       40,027,000
Sempra Energy                                           582,500       24,756,250
                                                                  --------------
                                                                     134,421,934
                                                                  --------------

Telephone Utility-4.8%
BellSouth Corp.                                       2,000,000       55,200,000
SBC Communications, Inc.*                             5,185,000      126,773,250
Sprint Corp. (FON Group)                              1,850,000       49,765,000
Verizon Communications, Inc.                          2,500,000       85,575,000
                                                                  --------------
                                                                     317,313,250
                                                                  --------------
                                                                     451,735,184
                                                                  --------------
Basic Industry-3.3%
Chemicals-3.3%
Air Products & Chemicals, Inc.                        2,350,100      140,441,976
E.I. du Pont de Nemours & Co.                         1,898,600       81,032,248
                                                                  --------------
                                                                     221,474,224
                                                                  --------------
Transportation-3.1%
Air Freight-1.1%
United Parcel Service, Inc. Cl.B                      1,003,900       73,254,583
                                                                  --------------
Railroad-2.0%
Burlington Northern Santa Fe Corp.                      335,400       18,195,450
Union Pacific Corp.                                   1,600,000      112,496,000
                                                                  --------------
                                                                     130,691,450
                                                                  --------------
                                                                     203,946,033
                                                                  --------------
Consumer Manufacturing-1.2%
Building & Related-1.2%
American Standard Cos., Inc.                          1,737,600       76,940,928
                                                                  --------------
Multi-Industry Companies-0.2%
Danaher Corp.*                                          200,000       11,090,000
                                                                  --------------
Total Common Stocks
(cost $5,490,159,244)                                              6,371,592,860
                                                                  --------------

                                                       Principal
                                                         Amount     U.S. $ Value
                                                       ---------   -------------
                                                        (000)
SHORT-TERM INVESTMENT-2.7%
Time Deposit-2.7%
State Street Euro Dollar
2.60%, 8/01/05
(cost $178,846,000)                                     $178,846     178,846,000
                                                                   -------------
Total Investment Before Security Lending
Collateral-99.1%
(cost $5,669,005,244)                                              6,550,438,860
                                                                   -------------

                                                       Shares      U.S. $ Value
                                                   -----------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-5.2%
Short-Term Investment
UBS Private Money Market Fund, LLC, 3.20%
(cost $343,256,190)                                343,256,190      343,256,190
                                                                 --------------
Total Investments-104.3%
(cost $6,012,261,434)                                             6,893,695,050
Other assets less liabilities-(4.3%)                               (281,519,025)
                                                                 --------------
Net Assets-100%                                                  $6,612,176,025
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005